UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Strategic Growth Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2008

                                                                        Market
                                                                        Value
  Shares                                                                (000)
-----------                                                           ----------

                              COMMON STOCK - 98.3%
CONSUMER DISCRETIONARY - 11.9%
     50,200   Apollo Group, Cl A *                                    $    2,169
     72,800   Coach *                                                      2,195
     39,300   GameStop, Cl A *                                             2,032
     38,400   McDonald's                                                   2,141
     65,100   TJX                                                          2,153
     95,640   Wyndham Worldwide                                            1,978
                                                                      ----------
                                                                          12,668
                                                                      ----------
CONSUMER STAPLES - 5.8%
     53,313   CVS                                                          2,160
     56,300   Hansen Natural *                                             1,988
     39,800   Molson Coors Brewing, Cl B                                   2,092
                                                                      ----------
                                                                           6,240
                                                                      ----------
ENERGY - 7.6%
     34,300   National Oilwell Varco *                                     2,002
     27,900   Occidental Petroleum                                         2,042
     20,800   Suncor Energy                                                2,004
     15,221   Transocean                                                   2,058
                                                                      ----------
                                                                           8,106
                                                                      ----------
FINANCIALS - 14.0%
     36,600   ACE                                                          2,015
     24,400   Affiliated Managers Group *                                  2,214
     23,000   Everest Re Group Ltd.                                        2,059
     13,400   Goldman Sachs Group                                          2,216
     52,600   Nasdaq Stock Market *                                        2,034
     23,700   Nymex Holdings                                               2,148
     27,900   State Street                                                 2,204
                                                                      ----------
                                                                          14,890
                                                                      ----------
HEALTH CARE - 19.8%
     51,400   Aetna                                                        2,163
     36,600   Baxter International                                         2,116
     25,100   Becton Dickinson                                             2,155
     48,000   Cigna                                                        1,947
     32,600   Express Scripts *                                            2,097
     28,400   Genzyme *                                                    2,117
     42,300   Gilead Sciences *                                            2,180
    139,000   Schering-Plough                                              2,003
     39,100   Thermo Fisher Scientific *                                   2,223
     60,400   UnitedHealth Group                                           2,075
                                                                      ----------
                                                                          21,076
                                                                      ----------
INDUSTRIALS - 16.0%
     28,300   Danaher                                                      2,152
     20,300   Lockheed Martin                                              2,016
     38,900   Manpower                                                     2,188
     37,300   McDermott International *                                    2,045

March 31, 2008                                         www.bishopstreetfunds.com

Strategic Growth Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
  Shares                                                                (000)
-----------                                                           ----------

INDUSTRIALS (CONTINUED)
     19,600   Precision Castparts                                     $    2,001
     49,600   Tyco International                                           2,185
     32,200   United Technologies                                          2,216
     29,000   W.W. Grainger                                                2,215
                                                                      ----------
                                                                          17,018
                                                                      ----------
INFORMATION TECHNOLOGY - 19.4%
     62,400   Accenture Ltd., Cl A                                         2,195
     66,800   Akamai Technologies *                                        1,881
      5,000   Google, Cl A *                                               2,202
     46,700   Hewlett Packard                                              2,132
     29,100   MEMC Electronic Materials *                                  2,063
     68,300   Microsoft                                                    1,938
    110,100   Oracle *                                                     2,154
     50,700   Qualcomm                                                     2,079
    120,400   Red Hat *                                                    2,214
     67,600   Western Digital *                                            1,828
                                                                      ----------
                                                                          20,686
                                                                      ----------
MATERIALS - 3.8%
     26,200   Allegheny Technologies                                       1,870
     19,500   Monsanto                                                     2,174
                                                                      ----------
                                                                           4,044
                                                                      ----------
TOTAL COMMON STOCK (Cost $101,580)                                       104,728
                                                                      ----------

                           CASH EQUIVALENTS (A) - 1.8%
              Dreyfus Cash Management Fund, Institutional Shares,
    939,112   3.230%                                                         939
              Fidelity Institutional Money Market Portfolio,
    939,112   Institutional Shares, 3.190%                                   939
                                                                      ----------

TOTAL CASH EQUIVALENTS (Cost $1,878)                                       1,878
                                                                      ----------

TOTAL INVESTMENTS (Cost $103,458) + - (100.1%)                        $  106,606
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $106,480 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

CL - CLASS
LTD. - LIMITED

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $103,458 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,984 ($ THOUSANDS) AND $(9,836) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

March 31, 2008                                         www.bishopstreetfunds.com

Strategic Growth Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $  106,605,594   $            --
Level 2 - Other Significant Observable Inputs               --                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                       $  106,605,594   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

BSF-QH-001-0800

March 31, 2008                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2008

                                                                        Market
                                                                        Value
   Shares                                                               (000)
------------                                                          ----------

                              COMMON STOCK - 98.9%
CONSUMER DISCRETIONARY- 9.3%
      14,910   Best Buy (A)                                           $      618
       9,600   Carnival                                                      389
      13,210   Coach *                                                       398
      31,620   Comcast, Cl A * (A)                                           612
       7,430   DISH Network, Cl A *                                          213
      23,200   Expedia *                                                     508
       4,400   Garmin (A)                                                    238
      10,770   Harman International Industries                               469
       8,400   International Game Technology                                 338
      16,700   Johnson Controls                                              564
       9,000   Kohl's *                                                      386
      21,220   Liberty Media - Entertainment *                               480
       5,305   Liberty Media Capital, Ser A *                                 83
      19,140   Lowe's                                                        439
       9,700   Omnicom Group                                                 429
       4,600   Sherwin-Williams                                              235
      19,100   Staples                                                       422
      26,220   Time Warner                                                   368
       6,000   VF                                                            465
      13,760   Viacom, Cl B *                                                545
                                                                      ----------
                                                                           8,199
                                                                      ----------
CONSUMER STAPLES - 9.4%
      18,310   Altria Group                                                  407
      22,090   Archer-Daniels-Midland                                        909
       9,850   Costco Wholesale                                              640
      15,410   PepsiCo                                                     1,113
      18,310   Philip Morris International *                                 926
      24,150   Procter & Gamble                                            1,692
       8,100   SYSCO                                                         235
      27,630   Walgreen                                                    1,052
      24,630   Wal-Mart Stores                                             1,298
                                                                      ----------
                                                                           8,272
                                                                      ----------
ENERGY - 13.7%
      12,170   Apache                                                      1,470
       8,400   Canadian Natural Resources                                    573
      17,700   Chesapeake Energy                                             817
      19,560   Chevron                                                     1,670
       7,300   Devon Energy                                                  762
      30,700   El Paso (A)                                                   511
      12,030   Exxon Mobil                                                 1,017
      23,400   Halliburton                                                   920
      16,930   Nabors Industries Ltd. *                                      572
      10,620   National Oilwell Varco *                                      620
      14,700   Peabody Energy                                                750

March 31, 2008                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
   Shares                                                               (000)
------------                                                          ----------

ENERGY (CONTINUED)
       8,800   Suncor Energy                                          $      848
      35,100   Talisman Energy                                               621
      13,800   Weatherford International *                                 1,000
                                                                      ----------
                                                                          12,151
                                                                      ----------
FINANCIALS - 16.4%
      12,570   ACE                                                           692
       7,800   Allstate                                                      375
      45,570   American International Group                                1,971
      38,390   Bank of America                                             1,456
      11,160   Capital One Financial (A)                                     549
      56,030   Citigroup                                                   1,200
       9,230   Franklin Resources                                            895
      19,120   Genworth Financial, Cl A                                      433
       2,850   Goldman Sachs Group                                           471
       9,770   Hartford Financial Services Group                             740
      22,000   Host Hotels & Resorts +                                       350
      53,120   JPMorgan Chase                                              2,282
       7,130   Legg Mason                                                    399
       7,830   Lehman Brothers Holdings (A)                                  295
       9,850   Merrill Lynch (A)                                             401
      16,320   Morgan Stanley                                                746
       9,040   Travelers                                                     433
      23,230   Wachovia                                                      627
       4,700   XL Capital, Cl A (A)                                          139
                                                                      ----------
                                                                          14,454
                                                                      ----------
HEALTH CARE - 13.0%
       9,500   Abbott Laboratories                                           524
       8,900   Allergan                                                      502
       8,400   Amgen *                                                       351
      11,080   Biogen Idec * (A)                                             683
       6,700   Celgene *                                                     411
      14,640   Coventry Health Care *                                        591
       5,700   Forest Laboratories *                                         228
       5,800   Genentech *                                                   471
      10,690   Genzyme * (A)                                                 797
      11,900   Gilead Sciences *                                             613
      28,710   Johnson & Johnson                                           1,862
       7,920   Laboratory Corp of America Holdings *                         583
      18,000   Merck                                                         683
      22,250   Pfizer                                                        466
      20,360   Schering-Plough                                               293
      20,000   St. Jude Medical *                                            864
      18,770   UnitedHealth Group                                            645
       8,110   Wyeth                                                         339
       8,070   Zimmer Holdings *                                             628
                                                                      ----------
                                                                          11,534
                                                                      ----------

March 31, 2008                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
   Shares                                                               (000)
------------                                                          ----------

INDUSTRIALS - 13.1%
      10,100   Boeing                                                 $      751
       9,500   C.H. Robinson Worldwide                                       517
      11,320   Caterpillar                                                   886
      11,840   Danaher                                                       900
      16,520   Dover                                                         690
      12,420   General Dynamics                                            1,035
      20,500   General Electric                                              759
      16,250   Illinois Tool Works                                           784
      23,460   Ingersoll-Rand, Cl A (A)                                    1,046
       8,330   L-3 Communications Holdings                                   911
      21,940   Norfolk Southern                                            1,192
      12,235   Parker Hannifin                                               847
       7,000   Precision Castparts                                           715
       9,400   Questar                                                       532
                                                                      ----------
                                                                          11,565
                                                                      ----------
INFORMATION TECHNOLOGY - 16.5%
      14,820   Adobe Systems *                                               528
      10,240   Apple *                                                     1,469
       8,870   Autodesk *                                                    279
      21,000   Broadcom, Cl A *                                              405
      63,710   Cisco Systems *                                             1,535
      30,960   Corning                                                       744
       7,400   eBay *                                                        221
      10,240   Electronic Arts * (A)                                         511
      32,950   EMC *                                                         473
       2,490   Google, Cl A *                                              1,097
       8,800   Hewlett-Packard                                               402
      12,390   International Business Machines                             1,427
       7,930   MEMC Electronic Materials *                                   562
      79,920   Microsoft                                                   2,268
      12,845   Nvidia *                                                      254
      55,840   Oracle *                                                    1,092
      16,480   SanDisk *                                                     372
      19,200   Sun Microsystems *                                            298
      22,650   Texas Instruments                                             640
                                                                      ----------
                                                                          14,577
                                                                      ----------
MATERIALS - 3.7%
       2,800   Agrium                                                        174
      16,490   Alcoa                                                         595
       8,200   Dow Chemical                                                  302
       3,200   Eastman Chemical                                              200
       7,360   Freeport-McMoRan Copper & Gold, Cl B                          708
      10,690   Teck Cominco Ltd., Cl B                                       438
       6,780   United States Steel                                           860
                                                                      ----------
                                                                           3,277
                                                                      ----------
TELECOMMUNICATION SERVICES - 2.7%
      40,050   AT&T                                                        1,534

March 31, 2008                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                        Market
Shares/Face                                                             Value
Amount (000)                                                            (000)
------------                                                          ----------

TELECOMMUNICATION SERVICES (CONTINUED)
       9,300   NII Holdings *                                         $      295
      16,020   Verizon Communications                                        584
                                                                      ----------
                                                                           2,413
                                                                      ----------
UTILITIES- 1.1%
      11,490   Exelon                                                        934
                                                                      ----------

TOTAL COMMON STOCK (Cost $92,744)                                         87,376
                                                                      ----------

                           EXCHANGE TRADED FUND - 0.6%
       3,800   SPDR Trust, Ser 1                                             502
                                                                      ----------

TOTAL EXCHANGE TRADED FUND (Cost $536)                                       502
                                                                      ----------

                           CASH EQUIVALENTS (B) - 0.5%
               Dreyfus Cash Management Fund, Institutional Shares,
     248,411   3.230%                                                        248
               Fidelity Institutional Money Market Portfolio,
     248,411   Institutional Shares, 3.190%                                  248
                                                                      ----------

TOTAL CASH EQUIVALENTS (Cost $496)                                           496
                                                                      ----------

                         REPURCHASE AGREEMENT (C) - 2.5%
$      2,224   Lehman Brothers 3.080%, dated 03/31/08, to be
               repurchased on 04/01/08, repurchase price $2,224,330
               (collateralized by various mortgage-backed obligations, ranging in par value from $3,060,720 -
               $92,904,656, 0.000% - 0.180%, 01/17/36 - 09/15/39,
               with a total market value of $2,436,063)

TOTAL REPURCHASE AGREEMENT (Cost $2,224)                                   2,224
                                                                      ----------

                             MASTER NOTES (C) - 1.5%
               Bear Stearns
         392   3.200%, 04/15/08                                              392
         392   3.200%, 09/11/08                                              392
         522   JPMorgan
               3.100%, 04/15/08                                              522
                                                                      ----------

TOTAL MASTER NOTES (Cost $1,306)                                           1,306
                                                                      ----------

                              BANK NOTE (C) - 0.6%
         522   National City
               3.072%, 04/18/08                                              522
                                                                      ----------

TOTAL BANK NOTE (Cost $522)                                                  522
                                                                      ----------

TOTAL INVESTMENTS (Cost $97,828) ++ - (104.6%)                        $   92,426
                                                                      ==========

March 31, 2008                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $88,341 ($ THOUSANDS).

*     NON-INCOME PRODUCING SECURITY.

+     REAL ESTATE INVESTMENT TRUST.

(A) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2008 WAS $3,930 ($ THOUSANDS).

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2008 WAS $4,052 ($ THOUSANDS).

CL - CLASS
LTD. - LIMITED
SER - SERIES
SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

++ AT MARCH 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,828 ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,169 ($ THOUSANDS) AND $(11,571) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

March 31, 2008                                         www.bishopstreetfunds.com

Large Cap Core Equity Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
                VALUATION INPUTS                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $   88,373,852   $            --
Level 2 - Other Significant Observable Inputs        4,052,000                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                 TOTAL                          $   92,425,852   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

BSF-QH-001-0800

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2008

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ---------

                          CORPORATE OBLIGATIONS - 43.7%
AEROSPACE & DEFENSE - 3.0%
              Emerson Electric
$       500   5.250%, 10/15/18                                        $     509
              General Dynamics
      1,000   4.500%, 08/15/10                                            1,029
              Rockwell Automation
      1,200   6.700%, 01/15/28                                            1,299
              United Technologies
      1,200   6.350%, 03/01/11                                            1,297
                                                                      ---------
                                                                          4,134
                                                                      ---------
AUTO FINANCE - 1.1%
              Toyota Motor Credit
      1,500   5.450%, 05/18/11                                            1,596
                                                                      ---------
AUTOMOTIVE - 0.5%
              DaimlerChrysler NA Holding
        700   8.000%, 06/15/10                                              750
                                                                      ---------
BANKS - 1.6%
              BHP Billiton Finance
        850   5.250%, 12/15/15                                              833
              JPMorgan Chase
      1,400   5.875%, 06/13/16                                            1,434
                                                                      ---------
                                                                          2,267
                                                                      ---------
BEVERAGES - 1.0%
              PepsiCo
      1,350   4.650%, 02/15/13                                            1,397
                                                                      ---------
BROADCASTING & CABLE - 1.7%
              TCI Communications
      1,200   7.875%, 08/01/13                                            1,316
              Turner Broadcasting System
        975   8.375%, 07/01/13                                            1,065
                                                                      ---------
                                                                          2,381
                                                                      ---------
CHEMICALS - 1.1%
              Monsanto
      1,400   7.375%, 08/15/12                                            1,571
                                                                      ---------
COMPUTER HARDWARE - 4.3%
              Cisco Systems
      1,600   5.500%, 02/22/16                                            1,655
              Dell
      1,325   6.550%, 04/15/08                                            1,326
              IBM
      1,400   8.375%, 11/01/19                                            1,797
              Oracle
      1,200   5.250%, 01/15/16                                            1,200
                                                                      ---------
                                                                          5,978
                                                                      ---------

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ---------

FINANCIALS - 5.6%
              Bear Stearns
$     1,400   7.250%, 02/01/18                                        $   1,447
              Boeing Capital
      1,400   6.500%, 02/15/12                                            1,519
              CIT Group (C)
      1,350   5.000%, 11/24/08                                            1,241
              General Electric Capital MTN, Ser A
      2,350   5.450%, 01/15/13                                            2,462
              Goldman Sachs Group
        650   6.600%, 01/15/12                                              687
              Jefferies Group
        675   6.250%, 01/15/36                                              511
                                                                      ---------
                                                                          7,867
                                                                      ---------
FOOD & BEVERAGE - 1.9%
              ConAgra Foods
      1,475   7.875%, 09/15/10                                            1,611
              General Mills
      1,000   6.000%, 02/15/12                                            1,049
                                                                      ---------
                                                                          2,660
                                                                      ---------
FOREIGN GOVERNMENTS - 1.9%
              Province of Ontario Canada
      1,500   2.750%, 02/22/11                                            1,501
              Republic of Italy
      1,000   5.375%, 06/12/17                                            1,105
                                                                      ---------
                                                                          2,606
                                                                      ---------
GENERAL MERCHANDISE - 1.1%
              Office Depot
        450   6.250%, 08/15/13                                              473
              Target
      1,000   6.350%, 01/15/11                                            1,061
                                                                      ---------
                                                                          1,534
                                                                      ---------
HEALTH CARE - 1.2%
              Johnson & Johnson
      1,400   6.950%, 09/01/29                                            1,658
                                                                      ---------
HOUSEHOLD PRODUCTS - 1.1%
              Procter & Gamble
      1,200   8.000%, 10/26/29                                            1,550
                                                                      ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
              Constellation Energy Group
        500   7.000%, 04/01/12                                              532
                                                                      ---------
MEDIA - 1.9%
              News America
      1,200   7.250%, 05/18/18                                            1,324
              Walt Disney MTN
      1,200   6.200%, 06/20/14                                            1,300
                                                                      ---------
                                                                          2,624
                                                                      ---------

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ---------

OIL & GAS - EQUIPMENT/SERVICES - 1.0%
              Baker Hughes
$     1,400   6.000%, 02/15/09                                        $   1,430
                                                                      ---------
OIL & GAS - EXPLORATION/PRODUCTION - 1.7%
              Anadarko Petroleum
      1,250   7.200%, 03/15/29                                            1,334
              Occidental Petroleum
      1,000   6.750%, 01/15/12                                            1,107
                                                                      ---------
                                                                          2,441
                                                                      ---------
OIL & GAS - INTEGRATED - 2.2%
              Atlantic Richfield
      1,385   9.125%, 03/01/11                                            1,611
              ConocoPhillips
      1,400   4.750%, 10/15/12                                            1,454
                                                                      ---------
                                                                          3,065
                                                                      ---------
PHARMACEUTICALS - 3.3%
              Abbott Laboratories
      2,100   5.600%, 05/15/11                                            2,230
              Genentech
      1,200   4.750%, 07/15/15                                            1,205
              Teva Pharmaceutical Finance LLC
      1,200   5.550%, 02/01/16                                            1,208
                                                                      ---------
                                                                          4,643
                                                                      ---------
RETAIL - FOOD - 1.1%
              McDonald's MTN
      1,400   6.000%, 04/15/11                                            1,502
                                                                      ---------
SEMI-CONDUCTORS - 0.9%
              Duke Energy
      1,275   4.200%, 10/01/08                                            1,280
                                                                      ---------
STEEL & STEEL WORKS - 1.3%
              Nucor
      1,800   4.875%, 10/01/12                                            1,829
                                                                      ---------
TELECOMMUNICATIONS - 1.0%
              AT&T Wireless Services
      1,200   8.125%, 05/01/12                                            1,343
                                                                      ---------
TRANSPORTATION SERVICES - 0.6%
              FedEx
        800   7.250%, 02/15/11                                              870
                                                                      ---------
UTILITIES - 1.2%
              Hydro-Quebec
      1,325   7.500%, 04/01/16                                            1,621
                                                                      ---------

TOTAL CORPORATE OBLIGATIONS (Cost $60,315)                               61,129
                                                                      ---------

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ---------

                        U.S. TREASURY OBLIGATIONS - 26.7%
              U.S. Treasury Bonds
$     2,750   7.500%, 11/15/16 (C)                                    $   3,592
      4,500   7.250%, 05/15/16 (C)                                        5,784
      1,500   7.250%, 08/15/22 (C)                                        2,005
      1,700   6.375%, 08/15/27 (C)                                        2,163
      2,800   6.250%, 08/15/23 (C)                                        3,446
        800   6.250%, 05/15/30                                            1,023
      1,000   6.000%, 02/15/26 (C)                                        1,211
      1,300   5.250%, 11/15/28 (C)                                        1,463
      1,000   5.000%, 05/15/37 (C)                                        1,119
        400   4.750%, 02/15/37 (C)                                          430
      3,100   4.500%, 02/15/36 (C)                                        3,203
              U.S. Treasury Inflation Indexed Bonds
      1,464   2.375%, 01/15/27 (C)                                        1,599
      1,410   1.625%, 01/15/18 (C)                                        1,480
              U.S. Treasury Notes
        700   4.750%, 08/15/17 (C)                                          775
      1,250   4.250%, 11/15/14 (C)                                        1,367
      1,400   4.250%, 08/15/15 (C)                                        1,525
      1,000   4.250%, 11/15/17 (C)                                        1,067
      1,325   4.125%, 08/31/12 (C)                                        1,421
      1,200   4.000%, 02/15/14 (C)                                        1,294
      1,200   4.000%, 02/15/15 (C)                                        1,290
                                                                      ---------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,703)                           37,257
                                                                      ---------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.2%
              FHLB
      1,000   6.000%, 07/10/13                                            1,043
        725   5.600%, 06/28/11                                              788
        450   5.375%, 06/10/11                                              486
      1,000   4.875%, 12/14/12                                            1,071
      1,000   3.875%, 07/24/09                                            1,020
              FHLB, Ser GH10
        200   6.875%, 08/13/10                                              220
              FHLB, Ser KU10
      1,300   4.750%, 08/13/10                                            1,370
              FHLB, Ser RH10
      1,750   3.875%, 02/12/10                                            1,801
              FHLB, Ser VB15
      1,400   5.000%, 12/21/15                                            1,502
              FHLMC
        875   8.250%, 06/01/16                                            1,115
      1,000   5.000%, 01/30/14                                            1,075
      1,400   4.750%, 05/06/13                                            1,403
      1,400   4.375%, 03/01/10                                            1,454
      1,100   4.000%, 06/12/13                                            1,131

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
(000)/Shares                                                            (000)
------------                                                          ---------

               FHLMC MTN
$        200   7.000%, 06/18/13 (D)                                   $     200
       1,400   5.750%, 05/23/11                                           1,405
       1,400   5.500%, 03/22/22                                           1,458
       1,000   5.375%, 01/09/14                                           1,017
       1,000   5.000%, 10/27/14                                           1,078
       1,800   4.250%, 05/22/13                                           1,876
               FNMA
       2,400   7.250%, 01/15/10                                           2,608
       1,400   5.650%, 04/10/13                                           1,401
         625   4.750%, 03/30/09 (D)                                         640
               FNMA MTN
       1,000   6.410%, 11/13/12                                           1,137
                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $27,288)                                                         28,299
                                                                      ---------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 4.3%
               FHLMC
          40   3.500%, 05/01/08                                              40
               FHLMC REMIC, Ser R010, Cl AB
       1,069   5.500%, 12/15/19                                           1,101
               FHLMC, Ser 2844, Cl VB
         188   5.500%, 12/15/19                                             193
               FHLMC, Ser 3070, Cl DH
         477   5.500%, 11/15/35                                             489
               FHLMC, Ser 3196, Cl CB
         774   5.250%, 08/15/11                                             780
               FNMA
         780   3.500%, 08/01/10                                             783
               FNMA REMIC, Ser B1, Cl BE
       1,194   5.450%, 12/25/20                                           1,222
               GNMA, Ser 7
       1,400   5.500%, 11/16/31                                           1,435
                                                                      ---------

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS (Cost $5,891)                                               6,043
                                                                      ---------

                             CASH EQUIVALENTS - 1.6%
               Dreyfus Cash Management Fund, Institutional Shares,
   1,109,601   3.230% (E)                                                 1,110
               Fidelity Institutional Money Market Portfolio,
   1,109,601   Institutional Shares, 3.190% (E)                           1,110
                                                                      ---------

TOTAL CASH EQUIVALENTS (Cost $2,220)                                      2,220
                                                                      ---------

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                        Market
    Face                                                                Value
Amount (000)                                                            (000)
------------                                                          ---------

                             MUNICIPAL BONDS - 1.5%
               Citizens Property Insurance, RB, MBIA Insured (A)
$        500   3.700%, 05/05/08                                       $     500
               Honolulu Hawaii City & County, Ser B, GO, FGIC
               Insured, Pre-Refunded @ 101 (B)
       1,000   5.125%, 07/01/09                                           1,047
               Michigan Municipal Bond Authority, RB, Merrill Lynch
               Insured (A)
         500   5.656%, 09/01/48                                             500
                                                                      ---------

TOTAL MUNICIPAL BONDS (Cost $2,043)                                       2,047
                                                                      ---------

                          ASSET-BACKED SECURITY - 0.7%
               Citibank Omni Master Trust, Ser 2007, Cl A9 (A)
       1,000   3.699%, 05/21/08                                           1,001
                                                                      ---------

TOTAL ASSET-BACKED SECURITY (Cost $1,000)                                 1,001
                                                                      ---------

                        REPURCHASE AGREEMENT (F) - 13.6%
      19,070 Lehman Brothers 3.080%, dated 03/31/08, to be repurchased on 04/01/08, repurchase price $19,071,681 (collateralized by various mortgage-backed obligations, ranging in par value from $26,369,280 - $800,409,344, 0.000% - 0.180%,
               01/17/36 - 09/15/39, with a total market value of
               $20,987,615)

TOTAL REPURCHASE AGREEMENT (Cost $19,070)                                19,070
                                                                      ---------

                             MASTER NOTES (F) - 8.0%
               Bear Stearns
       3,358   3.200%, 06/02/08                                           3,358
       3,358   3.200%, 09/11/08                                           3,358
       4,478   JPMorgan
               3.100%, 04/15/08                                           4,478
                                                                      ---------

TOTAL MASTER NOTES (Cost $11,194)                                        11,194
                                                                      ---------

                             BANK NOTE (F) - 3.2%
       4,478   National City
               3.072%, 04/18/08                                           4,480
                                                                      ---------

TOTAL BANK NOTE (Cost $4,480)                                             4,480
                                                                      ---------

TOTAL INVESTMENTS (Cost $167,204) + - (123.5%)                        $ 172,740
                                                                      =========

PERCENTAGES ARE BASED ON NET ASSETS OF $139,889 ($ THOUSANDS).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTEMENTS IS THE RATE IN EFFECT ON MARCH 31, 2008.

(B)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

(C) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2008 WAS $33,943
      ($ THOUSANDS).

(D) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF MARCH 31, 2008.

(E)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

(F) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2008 WAS $34,744 ($ THOUSANDS).

CL - CLASS
FGIC - FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO - GENERAL OBLIGATION
LLC - LIMITED LIABILTY COMPANY
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
MTN - MEDIUM TERM NOTE
NA - NORTH AMERICA
RB - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $167,204 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,168 ($ THOUSANDS) AND $(632) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

March 31, 2008                                         www.bishopstreetfunds.com

High Grade Income Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN  OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------  ---------------
Level 1 - Quoted Prices                         $    2,219,201  $            --
Level 2 - Other Significant Observable Inputs      170,521,085               --
Level 3 - Significant Unobservable Inputs                   --               --
                                                --------------  ---------------
                    TOTAL                       $  172,740,286  $            --
                                                ==============  ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

BSF-QH-001-0800

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2008

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ----------

                              MUNICIPAL BONDS - 99.1%
ALABAMA - 0.6%
              Alabama State, Federal Highway Finance Authority,
              Ser A, RB, MBIA Insured
$     1,000   5.000%, 03/01/16                                        $    1,051
                                                                      ----------
CALIFORNIA - 1.0%
              Highland, Redevelopment Agency, Project Area No. 1,
              TA, AMBAC Insured
      1,440   5.650%, 12/01/24                                             1,591
                                                                      ----------
GEORGIA - 1.1%
              Main Street, Natural Gas, Ser B, RB
      2,000   5.000%, 03/15/18                                             1,869
                                                                      ----------
HAWAII - 82.8%
              Hawaii County, Refunding & Improvement Project,
              Ser A, GO, FGIC Insured
        450   5.600%, 05/01/12                                               495
        430   5.600%, 05/01/13                                               478
              Hawaii County, Ser A, GO, AMBAC Insured
      1,000   5.000%, 07/15/15                                             1,097
              Hawaii County, Ser A, GO, FSA Insured
      1,500   5.000%, 07/15/23                                             1,542
              Hawaii County, Ser A, GO, FSA Insured,
              Pre-Refunded @ 101 (A)
        500   5.400%, 05/15/09                                               523
              Hawaii County, Ser A, GO, MBIA Insured
      1,055   5.250%, 07/15/18                                             1,143
      1,205   5.000%, 07/15/15                                             1,317
      1,000   5.000%, 07/15/24                                             1,027
              Hawaii State, Airport System, RB, AMT, FGIC Insured
      1,000   5.750%, 07/01/15                                             1,024
        280   5.250%, 07/01/21                                               276
              Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60   6.900%, 07/01/12                                                65
              Hawaii State, Airport System, Second Ser, RB, AMT,
              ETM, MBIA Insured
      1,505   6.900%, 07/01/12                                             1,641
              Hawaii State, Airport System, Ser B, RB, AMT, FGIC
              Insured
      1,500   6.625%, 07/01/18                                             1,557
      1,500   6.500%, 07/01/14                                             1,564
        500   6.000%, 07/01/19                                               510
              Hawaii State, Department of Budget & Finance,
              Chaminade University, RB, Radian Insured
      1,000   5.000%, 01/01/26                                               949
      1,000   4.750%, 01/01/36                                               861
      1,000   4.700%, 01/01/31                                               870

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ----------

HAWAII (CONTINUED)
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, RB, AMT,
              MBIA Insured
$       170   5.450%, 11/01/23                                        $      170
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, Ser A, RB,
              AMT, FGIC Insured
      1,500   4.800%, 01/01/25                                             1,393
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, Ser B, RB,
              AMT, XLCA Insured
      1,025   5.000%, 12/01/22                                             1,027
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
        675   5.100%, 09/01/32                                               642
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
      1,000   4.650%, 03/01/37                                               832
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, MBIA Insured
      3,000   5.650%, 10/01/27                                             3,077
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
      1,000   6.200%, 11/01/29                                             1,024
              Hawaii State, Department of Budget & Finance, Mid
              Pacific Institute, RB, Radian Insured
      1,000   5.000%, 01/01/26                                               930
      1,000   4.625%, 01/01/31                                               860
              Hawaii State, Department of Hawaiian Home Lands,
              Kapolei Office Facilities, Ser A, COP, FSA Insured
      2,000   5.000%, 11/01/31                                             1,994
              Hawaii State, Harbor System, Ser A, RB, AMT, FSA
              Insured
      2,025   5.750%, 07/01/17                                             2,128
        670   5.750%, 07/01/29                                               688
      1,210   5.700%, 07/01/16                                             1,274
      1,000   5.600%, 07/01/15                                             1,054
      1,000   5.000%, 01/01/31                                               977
              Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC
              Insured
        200   5.500%, 07/01/19                                               210
              Hawaii State, Harbor System, Ser B, RB, AMT, FSA
              Insured
      1,000   5.000%, 01/01/13                                             1,070
              Hawaii State, Highway, RB, FSA Insured
      4,000   5.000%, 07/01/12                                             4,330
              Hawaii State, Highway, Ser A, RB, FSA Insured
        725   5.000%, 07/01/21                                               754
      1,565   5.000%, 07/01/22                                             1,618
      1,805   5.000%, 07/01/23                                             1,855

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ----------

HAWAII (CONTINUED)
              Hawaii State, Highway, Ser B, RB, FSA Insured
$     2,300   5.000%, 07/01/16                                        $    2,493
              Hawaii State, Housing Finance & Development,
              Ser A, RB, AMT, FNMA Collateral
      3,000   5.400%, 07/01/29                                             2,951
              Hawaii State, Housing Finance & Development,
              Single-Family Housing, Ser A, RB, AMT, FNMA
              Collateral
        285   5.750%, 07/01/30                                               287
        620   5.400%, 07/01/30                                               612
              Hawaii State, Housing Finance & Development,
              Single-Family Housing, Ser B, RB, FNMA Collateral
      1,000   5.450%, 07/01/17                                             1,012
              Hawaii State, Housing Finance & Development,
              University of Hawaii Faculty Housing Project, RB,
              AMBAC Insured
        645   5.650%, 10/01/16                                               646
              Hawaii State, Kapolei Office Building, Ser A, COP,
              AMBAC Insured
      1,475   5.250%, 05/01/13                                             1,510
      1,100   5.000%, 05/01/15                                             1,121
      1,000   5.000%, 05/01/16                                             1,018
      1,000   5.000%, 05/01/17                                             1,017
        500   5.000%, 05/01/18                                               508
              Hawaii State, No. 1 Capitol District State Office,
              COP, MBIA Insured
      1,000   5.200%, 05/01/14                                             1,036
        175   5.000%, 05/01/11                                               183
              Hawaii State, Ser CM, GO, FGIC Insured
      2,000   6.500%, 12/01/13                                             2,331
        500   6.000%, 12/01/09                                               528
      1,500   6.000%, 12/01/11                                             1,667
              Hawaii State, Ser CP, GO, FGIC Insured
        200   5.000%, 10/01/14                                               202
         90   5.000%, 10/01/16                                                91
              Hawaii State, Ser CU, GO, MBIA Insured
        550   5.750%, 10/01/12                                               590
              Hawaii State, Ser CU, GO, MBIA Insured,
              Pre-Refunded @ 100 (A)
         25   5.750%, 10/01/10                                                27
              Hawaii State, Ser CV, GO, FGIC Insured
      1,000   5.250%, 08/01/21                                             1,031
              Hawaii State, Ser CX, GO, FSA Insured
      1,000   5.500%, 02/01/16                                             1,081
      1,000   5.500%, 02/01/21                                             1,053
              Hawaii State, Ser CZ, GO, FSA Insured
        225   5.250%, 07/01/16                                               240
              Hawaii State, Ser DD, GO, MBIA Insured
      2,000   5.250%, 05/01/15                                             2,184
      1,000   5.000%, 05/01/16                                             1,080
              Hawaii State, Ser DF, GO, AMBAC Insured
      1,250   5.000%, 07/01/21                                             1,301
         90   5.000%, 07/01/22                                                93

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                  Market
  Amount                                                                 Value
  (000)                                                                  (000)
-----------                                                           ----------

HAWAII (CONTINUED)
              Hawaii State, Ser DG, GO, AMBAC Insured
$     1,000   5.000%, 07/01/16                                        $    1,084
              Hawaii State, Ser DJ, GO, AMBAC Insured
        300   5.000%, 04/01/15                                               327
              Honolulu City & County, 1st Board Resolution,
              Senior Ser C, RB, MBIA Insured
      2,850   5.000%, 07/01/31                                             2,842
              Honolulu City & County, 2nd Board Resolution,
              Junior Ser A-1, RB, MBIA Insured
        815   5.000%, 07/01/22                                               848
      1,130   5.000%, 07/01/23                                             1,169
              Honolulu City & County, 2nd Board Resoluton,
              Junior Ser B-1, RB, MBIA Insured
        865   5.000%, 07/01/23                                               894
              Honolulu City & County, Board of Water Supply,
              Ser A, RB, FGIC Insured
      1,230   5.000%, 07/01/21                                             1,257
      2,000   5.000%, 07/01/33                                             1,901
              Honolulu City & County, Board of Water Supply,
              Ser A, RB, FGIC Insured, Pre-Refunded @ 100 (A)
      3,700   4.750%, 07/01/14                                             4,031
              Honolulu City & County, Board of Water Supply,
              Ser B, RB, AMT, MBIA Insured
      1,000   5.250%, 07/01/20                                             1,051
      1,000   5.250%, 07/01/21                                             1,045
        325   5.000%, 07/01/15                                               345
              Honolulu City & County, GO, ETM, FGIC Insured
      1,000   6.000%, 12/01/12                                             1,132
              Honolulu City & County, Junior Ser A-1, RB, MBIA Insured
        200   4.500%, 07/01/13                                               213
              Honolulu City & County, Senior Ser A, RB, FGIC Insured
      1,000   5.000%, 07/01/18                                             1,070
      1,280   5.000%, 07/01/20                                             1,347
              Honolulu City & County, Ser A, GO
         55   6.000%, 01/01/10                                                58
      1,000   5.750%, 04/01/12                                             1,107
              Honolulu City & County, Ser A, GO, ETM
        500   6.000%, 01/01/09                                               515
         95   6.000%, 01/01/10                                               101
              Honolulu City & County, Ser A, GO, MBIA Insured
        625   5.250%, 03/01/17                                               667
        500   5.250%, 03/01/28                                               510
      1,100   5.000%, 07/01/14                                             1,201
      2,800   5.000%, 07/01/21                                             2,923
      1,730   5.000%, 07/01/26                                             1,752
              Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635   5.500%, 10/01/11                                               695
              Honolulu City & County, Ser B, GO, MBIA Insured
      1,500   5.000%, 07/01/16                                             1,626

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                 Market
  Amount                                                                Value
   (000)                                                                (000)
-----------                                                           ----------

HAWAII (CONTINUED)
              Honolulu City & County, Ser B, RB, MBIA Insured
$       735   4.250%, 07/01/17                                        $      758
              Honolulu City & County, Ser C, GO, FGIC Insured
        565   5.125%, 07/01/11                                               588
      2,365   5.125%, 07/01/15                                             2,449
      1,020   5.125%, 07/01/17                                             1,054
        600   5.000%, 07/01/19                                               617
              Honolulu City & County, Ser C, GO, FSA Insured
      1,070   5.000%, 07/01/24                                             1,099
              Honolulu City & County, Ser C, GO, MBIA Insured
        500   5.000%, 07/01/16                                               544
              Honolulu City & County, Ser D, GO, AMT, FGIC
              Insured
        245   4.850%, 02/01/10                                               254
              Honolulu City & County, Ser D, GO, MBIA Insured
        885   5.000%, 07/01/19                                               935
      2,000   5.000%, 07/01/23                                             2,061
              Honolulu City & County, Ser E, GO, FGIC Insured
      1,500   5.250%, 07/01/20                                             1,578
              Honolulu City & County, Waipahu Towers Project,
              Ser A, RB, AMT, GNMA Collateral
        200   6.900%, 06/20/35                                               200
              Honolulu City & County, Waste Water, 2nd Board
              Resolution, Junior Ser, RB, FGIC Insured
      1,000   5.000%, 07/01/23                                             1,011
              Kauai County, Ser A, GO, FGIC Insured
      1,610   5.000%, 08/01/21                                             1,692
      1,440   5.000%, 08/01/23                                             1,494
              Kauai County, Ser A, GO, FGIC Insured,
              Pre-Refunded @ 100 (A)
      2,885   6.250%, 08/01/10                                             3,142
              Kauai County, Ser A, GO, MBIA Insured
        490   5.625%, 08/01/18                                               514
      1,500   5.000%, 08/01/25                                             1,520
              Kauai County, Ser A, GO, MBIA Insured,
              Pre-Refunded @ 100 (A)
        260   5.625%, 08/01/11                                               285
              Maui County, GO, MBIA Insured
        100   5.000%, 03/01/17                                               107
      1,100   5.000%, 03/01/24                                             1,122
              Maui County, Ser A, GO
        260   5.375%, 03/01/12                                               277
              Maui County, Ser A, GO, FSA Insured
      1,000   3.500%, 07/01/16                                               998
              Maui County, Ser A, GO, MBIA Insured
      1,000   4.750%, 07/01/25                                               987
              Maui County, Ser A, GO, Pre-Refunded @ 100 (A)
        225   5.375%, 03/01/11                                               243
              Maui County, Ser B, GO, MBIA Insured
        500   5.000%, 07/01/16                                               548
        500   5.000%, 09/01/17                                               533

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                 Market
  Amount                                                                Value
   (000)                                                                (000)
-----------                                                           ----------

HAWAII (CONTINUED)
              University of Hawaii, Ser A, RB, FGIC Insured,
              Pre-Refunded @ 100 (A)
$     1,605   5.500%, 07/15/12                                        $    1,769
        500   5.125%, 07/15/12                                               544
              University of Hawaii, Ser A, RB, MBIA Insured
        150   5.000%, 07/15/19                                               159
        150   5.000%, 07/15/22                                               156
      1,400   5.000%, 10/01/23                                             1,449
      2,000   4.625%, 07/15/31                                             1,877
        500   3.625%, 10/01/12                                               514
              University of Hawaii, Ser B, RB, FSA Insured
        320   5.250%, 10/01/16                                               338
        775   5.250%, 10/01/17                                               815
              Wayne Township School Building, RB, JPMC Insured
      1,000   3.500%, 07/15/24                                               834
                                                                      ----------
                                                                         139,515
                                                                      ----------
ILLINOIS - 1.9%
              Chicago O'Hare International Airport, General Airport,
              Ser E, RB, CIFG Insured
      1,550   5.250%, 01/01/22                                             1,584
              Illinois State, Educational Facilities Authority,
              Northwestern University, RB
        670   5.000%, 12/01/38                                               666
              Illinois State, Finance Authority, Hospital Sisters
              Services, Ser A, RB
      1,000   5.000%, 03/15/27                                               959
                                                                      ----------
                                                                           3,209
                                                                      ----------
INDIANA - 1.5%
              Indiana Finance Authority, Highway Revenue, Ser A, RB,
              FGIC Insured
      1,200   4.500%, 06/01/27                                             1,135
              Indiana State, Health & Educational Facilities
              Financing Authority, Clarian Health Obligation,
              Ser A, RB
      1,500   5.000%, 02/15/39                                             1,345
                                                                      ----------
                                                                           2,480
                                                                      ----------
MASSACHUSETTS - 0.3%
              Massachusetts State, Water Resources Authority,
              Ser J, RB
        565   5.000%, 08/01/42                                               558
                                                                      ----------
NEVADA - 0.6%
              Las Vegas New Convention & Visitors Authority, RB,
              AMBAC Insured
      1,055   5.000%, 07/01/28                                             1,049
                                                                      ----------

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                              Market
   Amount                                                             Value
   (000)                                                              (000)
------------                                                       ------------

NEW MEXICO - 0.3%
               New Mexico Finance Authority, Sub Ser B, RB, AMBAC
               Insured
$        500   5.000%, 06/15/13                                    $        543
                                                                   ------------
OKLAHOMA - 2.2%
               Durant Community Facilities Authority, GO, XLCA
               Insured
       1,730   5.750%, 11/01/24                                           1,825
               Tulsa Industrial Authority, University of Tulsa,
               RB
       2,000   5.000%, 10/01/37                                           1,802
                                                                   ------------
                                                                          3,627
                                                                   ------------
PUERTO RICO - 3.7%
               Commonwealth of Puerto Rico, GO, MBIA Insured
         500   6.500%, 07/01/14                                             569
       1,500   6.000%, 07/01/15                                           1,674
               Commonwealth of Puerto Rico, Public Improvement,
               GO, FSA Insured
         380   5.000%, 07/01/21                                             384
               Commonwealth of Puerto Rico, Public Improvement,
               GO, FSA Insured, Pre-Refunded @ 100 (A)
          55   5.000%, 07/01/11                                              59
               Puerto Rico Municipal Finance Agency, Ser B, GO,
               CIFG Insured
         970   5.250%, 07/01/20                                           1,002
               Puerto Rico, Electric Power Authority, Ser HH,
               RB, FSA Insured, Pre-Refunded @ 101 (A)
         500   5.250%, 07/01/10                                             537
               Puerto Rico, Industrial Tourist Educational
               Medical Environmental Control Facilities,
               Hospital Auxilio Mutuo Obligation Group, Ser A,
               RB, MBIA Insured
         300   6.250%, 07/01/24                                             301
               University of Puerto Rico, Ser O, RB, MBIA
               Insured, Pre-Refunded @ 100 (A)
       1,500   5.750%, 06/01/10                                           1,612
                                                                   ------------
                                                                          6,138
                                                                   ------------
SOUTH CAROLINA - 1.2%
               Edisto Beach, GO
         735   5.000%, 04/01/37                                             718
               Sumter South Carolina, Waterworks & Sewer
               Improvement Systems, RB, XLCA Insured
         500   5.000%, 12/01/21                                             517
         840   5.000%, 12/01/24                                             848
                                                                   ------------
                                                                          2,083
                                                                   ------------
TEXAS - 1.9%
               Humble Independent School District, Ser A, GO
       1,620   5.250%, 02/15/23                                           1,711

March 31, 2008                                        www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                              Market
   Amount                                                             Value
(000)/Shares                                                          (000)
------------                                                       ------------

TEXAS (CONTINUED)
               University of Texas, Permanent University Fund,
               Ser B, RB
$      1,600   4.500%, 07/01/33                                    $      1,427
                                                                   ------------
                                                                          3,138
                                                                   ------------
TOTAL MUNICIPAL BONDS (Cost $167,732)                                   166,851
                                                                   ------------

                           CASH EQUIVALENTS (B) - 0.9%
               Dreyfus Cash Management Fund, Institutional
     789,054   Shares, 2.537%                                               789
               Fidelity Institutional Tax-Exempt Portfolio,
     789,054   Institutional Shares, 2.192%                                 789
                                                                   ------------

TOTAL CASH EQUIVALENTS (Cost $1,578)                                      1,578
                                                                   ------------

TOTAL INVESTMENTS (Cost $169,310) + - (100.0%)                     $    168,429
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $168,492 ($ THOUSANDS).

(A)   PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT - ALTERNATIVE MINIMUM TAX
CIFG - CDC IXIS FINANCIAL GUARANTEE
COP - CERTIFICATE OF PARTICIPATION
ETM - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTEE INSURANCE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA - FINANCIAL SECURITY ASSURANCE
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO - GENERAL OBLIGATION
JPMC - JPMORGAN CHASE
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION
XLCA - XL CAPITAL

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $169,310 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,709
($ THOUSANDS) AND $(3,590)($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF

March 31, 2008                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
              VALUATION INPUTS                    SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $    1,578,109   $            --
Level 2 - Other Significant Observable Inputs      166,851,359                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                TOTAL                           $  168,429,468   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

BSF-QH-001-0800

March 31, 2008                                         www.bishopstreetfunds.com

Money Market Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2008

    Face                                                                 Market
   Amount                                                                Value
   (000)                                                                 (000)
------------                                                          ----------

                          COMMERCIAL PAPER (A) - 85.7%
BANKS - 72.9%
               Bank of America
$      4,500   2.992%, 05/19/08                                       $    4,482
      10,000   2.907%, 06/16/08                                            9,939
               Bank of Montreal
      12,000   3.022%, 05/13/08                                           11,958
       2,000   3.023%, 06/02/08                                            1,990
               Bank of Scotland PLC
       6,000   2.954%, 04/02/08                                            5,999
       4,000   2.906%, 04/24/08                                            3,993
       1,000   3.175%, 04/29/08                                              998
       1,000   2.714%, 06/04/08                                              995
      11,500   2.739%, 06/11/08                                           11,438
               Danske (B)
       7,000   2.526%, 04/21/08                                            6,990
       5,000   2.638%, 06/13/08                                            4,973
               Fortis Banque Luxembourg
       9,500   2.991%, 04/04/08                                            9,498
               JPMorgan Chase
      10,000   3.735%, 04/17/08                                            9,984
       4,000   2.952%, 05/22/08                                            3,983
               Lloyds TSB Bank
      14,000   3.002%, 05/27/08                                           13,935
               Royal Bank of Canada
      14,000   3.001%, 05/22/08                                           13,941
               Societe Generale
       2,000   2.667%, 04/28/08                                            1,996
      10,000   2.800%, 06/13/08                                            9,944
               Svenska Handelsbanken
      10,000   3.036%, 04/08/08                                            9,994
       2,000   2.654%, 04/15/08                                            1,998
               UBS Finance
       9,500   3.064%, 04/21/08                                            9,484
               Wells Fargo
       8,800   2.436%, 04/28/08                                            8,784
               Westpac Banking
       3,200   3.033%, 04/03/08                                            3,199
       9,300   3.064%, 04/04/08                                            9,298
                                                                      ----------
                                                                         169,793
                                                                      ----------
FINANCIALS - 12.8%
               CBA Delaware Finance
       6,000   3.014%, 04/07/08                                            5,997
       5,700   3.141%, 04/17/08                                            5,692
               Dexia Delaware
      12,000   2.540%, 04/01/08                                           12,000
               ING Funding
       4,200   4.397%, 04/04/08                                            4,199
       2,000   3.005%, 04/11/08                                            1,998
                                                                      ----------
                                                                          29,886
                                                                      ----------
TOTAL COMMERCIAL PAPER (Cost $199,679)                                   199,679
                                                                      ----------

March 31, 2008                                         www.bishopstreetfunds.com

Money Market Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
------------                                                          ----------

                    CERTIFICATES OF DEPOSIT/BANK NOTES - 6.2%
               Toronto Dominion New York Yankee
$     10,000   4.840%, 04/21/08                                       $   10,000
       4,500   3.000%, 05/22/08                                            4,500
                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES
   (Cost $14,500)                                                         14,500
                                                                      ----------

                    U.S. GOVERNMENT AGENCY OBLIGATION - 1.7%
               FHLB
       4,000   2.124%, 04/23/08 (Cost $3,995)                              3,995
                                                                      ----------

                          REPURCHASE AGREEMENTS - 6.6%
       3,700   Barcalys Capital 1.400%, dated 03/31/08, to be
               repurchased on 04/01/08, repurchase price $3,700,144 (collateralized by a U.S. Government obligation, par value $2,862,000, 3.000%, 07/15/12, with a total
               market value of $3,774,634)                                 3,700
      11,600   Barcalys Capital 2.400%, dated 03/31/08, to be
               repurchased on 04/01/08, repurchase price
               $11,600,773 (collateralized by a U.S. Government
               obligation, par value $11,896,238, 4.500%, 03/01/23,
               with a total market value of $11,832,000)                  11,600
                                                                      ----------

TOTAL REPURCHASE AGREEMENTS (Cost $15,300)                                15,300
                                                                      ----------

TOTAL INVESTMENTS (Cost $233,474) + - (100.2%)                        $  233,474
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $233,111 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRAION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS AT MARCH 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $11,963 ($ THOUSANDS), REPRESENTING 5.1% OF THE NET ASSETS OF THE FUND.

FHLB - FEDERAL HOME LOAN BANK
PLC - PUBLIC LIMITED COMPANY

COST FIGURES ARE SHOWN IN THOUSANDS.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST

March 31, 2008                                         www.bishopstreetfunds.com

Money Market Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
            VALUATION INPUTS                      SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $   15,300,000   $            --
Level 2 - Other Significant Observable Inputs      218,173,830                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                       $  233,473,830   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

BSF-QH-001-0800

March 31, 2008                                         www.bishopstreetfunds.com

Treasury Money Market Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2008

    Face                                                                Market
   Amount                                                               Value
   (000)                                                                (000)
-----------                                                           ----------

                      U.S. TREASURY OBLIGATIONS (A) - 98.5%
              U.S. Treasury Bills
$    45,000   1.502%, 04/17/08                                        $   44,970
     20,000   1.512%, 04/21/08                                            19,983
     35,000   1.141%, 04/24/08                                            34,975
     20,000   3.249%, 05/15/08                                            19,922
     10,000   0.943%, 06/19/08                                             9,979
     20,000   2.436%, 07/03/08                                            19,875
     20,000   1.283%, 09/11/08                                            19,885
                                                                      ----------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $169,589)                          169,589
                                                                      ----------

                            REPURCHASE AGREEMENT - 1.7%
      2,900 Barcalys Capital 1.400%, dated 03/31/08, to be repurchased on 04/01/08, repurchase price $2,900,113 (collateralized by a U.S. Government obligation, par value $2,243,000, 3.000%, 07/15/12, with a total market value of $2,958,247)

TOTAL REPURCHASE AGREEMENT (Cost $2,900)                                   2,900
                                                                      ----------

TOTAL INVESTMENTS (Cost $172,489) + - (100.2%)                        $  172,489
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $172,151 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

COST FIGURES ARE SHOWN IN THOUSANDS.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 31, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

March 31, 2008                                         www.bishopstreetfunds.com

Treasury Money Market Fund (Unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED MARCH 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF MARCH 31, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                   SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $    2,900,000   $            --
Level 2 - Other Significant Observable Inputs      169,588,661                --
Level 3 - Significant Unobservable Inputs                   --                --
                                                --------------   ---------------
                    TOTAL                       $  172,488,661   $            --
                                                ==============   ===============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

BSF-QH-001-0800

March 31, 2008                                         www.bishopstreetfunds.com

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 Bishop Street Funds


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: May 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Phil Masterson
                                             -----------------------------------
                                             Phil Masterson, President

Date: May 29, 2008


By (Signature and Title)*                    /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson
                                             Controller & CFO
Date: May 29, 2008


* Print the name and title of each signing officer under his or her signature.